Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
IDX DYNAMIC INNOVATION ETF
Shareholder Report [Line Items]
Fund Name	IDX Dynamic Innovation ETF
Class Name	IDX Dynamic Innovation ETF
Trading Symbol	DYNI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Dynamic Innovation ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxshares.com/dyni/ or (844) 456-4545.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 456-4545
Additional Information Website	https://idxshares.com/dyni/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Innovation ETF	$36	0.75%

*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[1]
Material Change Date	Jun. 13, 2025
Net Assets	$ 10,068,521
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 75,580
Investment Company, Portfolio Turnover	217.27%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Net Assets	$10,068,521
Number of Holdings	4
Total Advisory Fee	$75,580
Annual Portfolio Turnover	217.27%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Consumer Staples Select Sector SPDR	26.88%
Invesco S&P 500 Low Volatility ETF	26.22%
iShares MSCI USA Quality Factor ETF	25.66%
Invesco Aerospace & Defense ETF	20.67%

Material Fund Change [Text Block]

Material Fund Changes

On June 13, 2025, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation (the “Plan”) for the IDX Dynamic Innovation ETF (the “Fund”). The Fund commenced operations on November 13, 2023. IDX Advisors, LLC (the “Adviser”), the Fund’s investment advisor, recommended that the Board approve the Plan due to the Fund’s limited prospect for meaningful future asset growth, the ongoing operational costs associated with managing the Fund and the Adviser’s desire to no longer subsidize expenses. As a result, the Board of Trustees concluded that it is in the best interests of the Fund and its shareholders to liquidate the Fund. The Fund terminated as a series of the Trust and liquidated on June 25, 2025.

IDX DYNAMIC FIXED INCOME ETF
Shareholder Report [Line Items]
Fund Name	IDX Dynamic Fixed Income ETF
Class Name	IDX Dynamic Fixed Income ETF
Trading Symbol	DYFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxshares.com/dyfi/ or (844) 456-4545.
Additional Information Phone Number	(844) 456-4545
Additional Information Website	https://idxshares.com/dyfi/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Fixed Income ETF	$35	0.70%

*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 34,233,684
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 107,574
Investment Company, Portfolio Turnover	379.08%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Net Assets	$34,233,684
Number of Holdings	5
Total Advisory Fee	$107,574
Annual Portfolio Turnover	379.08%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Holdings
iShares Short Treasury Bond ETF	39.07%
SPDR Bloomberg 1-3 Month T-Bill ETF	27.52%
PIMCO Multisector Bond Active ETF	25.52%
iShares 7-10 Year Treasury Bond ETF	5.10%
ProShares UltraShort 20+ Year Treasury ETF	2.31%

[1]	Annualized.
[2]	Annualized.